ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Sep. 30, 2022	Aug. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Restructuring Cost and Reserve [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Debt instrument, conversion price	$ 0.06585
Common stock, shares authorized	250,000,000		150,000,000	150,000,000		150,000,000
Preferred stock, shares authorized	1,500,000		1,500,000	1,500,000		1,500,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Former Ensysce [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, conversion price					$ 0.06585
Ownership percentage					71.80%
Covistat [Member]
Restructuring Cost and Reserve [Line Items]
Ownership percentage		79.20%					79.20%
Covistat [Member] | Key Personnel [Member]
Restructuring Cost and Reserve [Line Items]
Ownership percentage		19.80%					19.80%
Covistat [Member] | Unrelated Party [Member]
Restructuring Cost and Reserve [Line Items]
Ownership percentage		1.00%					1.00%
Former Ensysce [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, par value					$ 0.0001
Debt instrument, conversion price			$ 0.06585		$ 0.06585
Covistat [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, par value							$ 0.001
Common stock, shares authorized							1,000,000
Preferred stock, shares authorized							100,000
Preferred stock, par value							$ 0.001